JOHN HANCOCK VARIABLE INSURANCE TRUST

200 Berkeley Street

Boston, MA 02116

April 28, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Registrant”)

File Nos. 2-94157; 811-04146

CERTIFICATION UNDER RULE 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification, except as provided below, that the forms of Prospectus and Statements of Additional Information for the Registrant, each dated April 25, 2022, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statements of Additional Information contained in Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 125 under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on April 22, 2022 via EDGAR.

The Statement of Additional Information pertaining to American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, and American International Trust has been separately filed pursuant to paragraph (c) of Rule 497 of the 1933 Act on April 28, 2022.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary